Share Capital - Option fair value assumptions (Details)	12 Months Ended
	Jun. 30, 2024 Y $ / shares	Jun. 30, 2023 Y $ / shares
Share Capital
Expected stock price volatility	78.00%	84.00%
Risk-free interest rate	4.37%	3.16%
Expected life of options | Y	5	5
Stock price on date of grant | $ / shares	$ 3.86	$ 5.09